Leases - Details of leases in the consolidated balance sheet (Details) € in Thousands	Dec. 31, 2019 EUR (€)
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Total right-of-use assets	€ 703,858
Lease liabilities
Non-current	696,285
Current	44,405
Lease liability recognised	740,690
Land and Buildings
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Total right-of-use assets	685,405
Machinery
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Total right-of-use assets	4,469
Computer equipment
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Total right-of-use assets	4,324
Vehicles
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Total right-of-use assets	€ 9,660